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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-17217

SUPPLEMENT DATED AUGUST 8, 2002 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002 FOR:

     o    EQ ADVISORS TRUST

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This Supplement updates certain information in the Prospectus and Statement of
Additional Information dated May 1, 2002 of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain a copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

            INFORMATION REGARDING EQ/ALLIANCE INTERNATIONAL PORTFOLIO

The information provided below updates information regarding persons responsible for the management of the EQ/Alliance International Portfolio located in the section entitled "Who Manages the Portfolio" relating to Alliance Capital:

     Stephen Beinhacker and Jimmy Pang are also responsible for the day-to-day management of the growth portion of the Portfolio. Mr. Beinhacker, a Senior Vice President of Alliance Capital, has been associated with Alliance Capital since 1997. Mr. Pang, a Vice President of Alliance Capital, has been associated with Alliance Capital since 1996.

                  INFORMATION REGARDING EQ/HIGH YIELD PORTFOLIO

The information provided below updates information regarding persons responsible for the management of the EQ/High Yield Portfolio located in the section entitled "Who Manages the Portfolio" relating to Alliance Capital:

     Michael Snyder is solely responsible for the day-to-day management of the portion of the Portfolio's assets allocated to Alliance Capital. Mr. Snyder joined Alliance Capital in 2001 as a member of the High Yield Portfolio Management team and is a Senior Vice President. Prior to joining Alliance Capital, Mr. Snyder was a Managing Director at Donaldson, Lufkin and Jenrette and Bear, Stearns and Co., where he founded and directed the high yield asset management group.